Property and equipment (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Modification building right use assets			$ 116,000	$ 109,000
Right of use building [member]
IfrsStatementLineItems [Line Items]
Modification building right use assets	$ 98	$ 109	$ 98,000	$ 109,000